Financial instruments fair value risk - Summary of Reconciliation of Movements in Level 3 Valuations (Details) - At fair value - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Fair Value Measurement of Assets [Line Items]
Assets and liabilities at beginning of period	€ 684	€ 696
Gains/(losses) recognised in income statement	(58)	(68)
Gains/(losses) recognised in other comprehensive income	67	(8)
Purchases and new issues	135	71
Sales and settlements	134	(7)
Assets and liabilities at end of period	€ 962	€ 684